Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42939
Entity Registrant Name	Magnum Ice Cream Co N.V.
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Reguliersdwarsstraat 63
Entity Address, Postal Zip Code	1017 BK
Entity Address, City or Town	Amsterdam
Entity Address, Country	NL
Title of 12(b) Security	Ordinary Shares, nominal value of €3.50 per share
Trading Symbol	MICC
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	612,259,739
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0002071668
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	KPMG Accountants N.V.
Auditor Location	Amstelveen, the Netherlands
Auditor Firm ID	1012
Business Contact
Document and Entity Information
Contact Personnel Name	Vanessa Vilar
Entity Address, Address Line One	Reguliersdwarsstraat 63
Entity Address, Postal Zip Code	1017 BK
Entity Address, City or Town	Amsterdam
Entity Address, Country	NL
Contact Personnel Email Address	vanessa.vilar@magnumicecream.com
Country Region	31
City Area Code	61
Local Phone Number	158 5067